UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:     September 30, 2011

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8


Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:  	Managing Director, Chief Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:

_____________________
[Signature]


Toronto, Ontario, Canada    	October 31, 2011
[City, State] 			[Date]



Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                       Beutel, Goodman & Company Ltd.
                                                       Form 13F Information Table               Form 13F File Number
              30-Sep-11                                                                         28 - 11939

                                                             Total       Shares InvestmentOther    Voting Authority
Name of Issuer           Title of Class          CUSIP   (x $1000)              DiscretionMgrs.      Sole  Shared      None
Bank of Nova Scotia          Common            64149107     312,555    6,159,179     Sole        5,359,767           799,412
Cameco Corp.                 Common           13321L108     145,702    7,867,427     Sole        7,036,927           830,500
CIBC                         Common           136069101     460,317    6,517,061     Sole        5,721,729           795,332
CDN National Railway         Common           136375102     270,663    4,015,285     Sole        3,547,642           467,643
CDN Pacific Railway          Common           13645T100     145,886    3,000,002     Sole        2,648,401           351,601
Cenovus Energy Inc.          Common           15135U109     198,291    6,383,746     Sole        5,684,771           698,975
Encana                       Common           292505104     145,236    7,480,696     Sole        6,656,021           824,675
Kinross Gold Corp.           Common           496902404     166,015   11,077,194     Sole        9,799,584         1,277,610
Magna Intl  Inc.             Common           559222401     176,000    5,276,931     Sole        4,680,691           596,240
Manulife Financial           Common           56501R106     214,971   18,704,593     Sole       16,623,663         2,080,930
Molson Coors Canada      ExchNonVot CLB       608711206     258,299    6,511,658     Sole        5,818,508           693,150
Potash Corp. of Sask.        Common           73755L107     119,074    2,718,801     Sole        2,413,201           305,600
Rogers Communications   Class BNonVoting      775109200     290,117    8,402,611     Sole        7,440,250           962,361
Royal Bank CDA               Common           780087102     379,976    8,213,804     Sole        7,131,049         1,082,755
Talisman Energy Inc          Common           87425E103     148,637   11,988,971     Sole       10,448,962         1,540,009
Thomson Reuters Corp.        Common           884903105     102,516    3,750,107     Sole        3,291,157           458,950
Toronto Dominion Bank        Common           891160509     558,092    7,773,150     Sole        6,827,605           945,545

Total                                                     4,092,347







FORM 13F SUMMARY PAGE


Report Summary:  September 30, 2011

Number of Other Included Managers: 	None

Form 13F Information Table Entry Total:	17

Form 13F Information Table Value Total:	4,092,347(thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number Name
28-_11939
[Repeat as necessary.]